Consolidated Statement of Profit or Loss and Other Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Net revenue from sales and services	R$ 246,361	R$ 997,628	R$ 989,683
Sales	241,221	967,374	971,250
Services	5,140	30,254	18,433
Cost of goods sold and services	(69,903)	(378,003)	(447,049)
Gross profit	176,458	619,625	542,634
Operating income (expenses)
General and administrative expenses	(84,898)	(406,352)	(276,427)
Commercial expenses	(51,151)	(165,169)	(184,592)
Other operating income	7,615	4,283	5,136
Other operating expenses	(4,747)
Impairment losses on trade receivables	(2,283)	(25,015)	(4,297)
(Loss) / Profit before finance results and taxes	40,994	27,372	82,454
Finance result
Finance income	3,910	20,984	5,416
Finance costs	(41,214)	(119,409)	(178,185)
Total finance result	(37,304)	(98,425)	(172,769)
(Loss) Profit before income tax and social contribution	3,690	(71,053)	(90,315)
Income tax and social contribution	(4,730)	25,404	29,607
Current	(4,750)	7,874	(22,113)
Deferred	20	17,530	51,720
Net loss for the period/year	(1,040)	(45,649)	(60,708)
Other comprehensive income for the period/year
Total comprehensive loss for the period/year	R$ (1,040)	R$ (45,649)	R$ (60,708)
Loss per share
Basic	R$ (0.0125)	R$ (0.5499)	R$ (0.7313)
Diluted	R$ (0.0125)	R$ (0.5499)	R$ (0.7313)